Share-based Payment Expense - Summary of Options Granted Under 2010 Savings-Related Share Option Schemes (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares Options	Dec. 31, 2017 GBP (£) shares Options	Mar. 31, 2017	Dec. 31, 2016 EUR (€) shares Options	Dec. 31, 2016 GBP (£) shares Options	Mar. 31, 2016	Dec. 31, 2015 EUR (€) shares Options	Dec. 31, 2015 GBP (£) shares Options	Mar. 31, 2015	Dec. 31, 2016 GBP (£) shares
Disclosure Of Share Based Compensation Expense [Line Items]
Number of options, Exercised | Options	(1,589,335)	(1,589,335)		(2,223,574)	(2,223,574)		(2,876,066)	(2,876,066)
2010 Savings Related Share Option Schemes [member]
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average exercise price, Outstanding at beginning of year	€ 18.63	£ 15.92		€ 16.96	£ 14.27		€ 14.84	£ 12.80
Weighted average exercise price, Exercised	15.73	14.27		13.66	11.95		13.42	12.07
Weighted average exercise price, Lapsed	21.42	18.22		17.55	15.68		13.52	13.63
Weighted average exercise price, Granted	27.86	24.51		20.83	16.16		21.12	15.54
Weighted average exercise price, Outstanding at end of year	21.50	£ 18.05		18.63	£ 15.92		16.96	£ 14.27
Weighted average exercise price, Exercisable at end of year	€ 15.89			€ 13.45			€ 13.72			£ 12.22
Number of options, Outstanding at beginning of year	1,402,174	1,402,174		593,177	593,177		894,548	894,548
Number of options, Exercised	(126,472)	(126,472)		(121,242)	(121,242)		(331,925)	(331,925)
Number of options, Lapsed	(123,455)	(123,455)		(81,628)	(81,628)		(187,892)	(187,892)
Number of options, Granted	404,052	404,052	404,052	1,011,867	1,011,867	1,011,867	218,446	218,446	218,446
Number of options, Outstanding at end of year	1,556,299	1,556,299		1,402,174	1,402,174		593,177	593,177
Number of options, Exercisable at end of year	15,890			23,897			15,165			23,897